Other Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Other Financial Assets and Liabilities

Details of other financial assets and liabilities as at December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	December 31, 2017		December 31, 2018
Other financial assets
Financial assets at amortized cost[1,2]	￦	1,333,368	￦	484,271
Financial assets at fair value through profit or loss[1,2,3]		5,913		777,685
Financial assets at fair value through other comprehensive income[2]		—		326,157
Available-for-sale financial assets		380,953		—
Derivative used for hedging		7,389		29,843
Less: Non-current		(754,992)		(623,176)

Current	￦	972,631	￦	994,780

Other financial liabilities
Financial liabilities at amortized cost	￦	87,669	￦	99,330
Financial liabilities at fair value through profit or loss		5,051		7,758
Derivatives used for hedging		93,771		57,308
Less: Non-current		(149,267)		(163,454)

Current	￦	37,224	￦	942

1

As at December 31, 2018, the Group’s financial assets amounting to ￦60,978 million (2017: ￦59,660 million), which consist of checking account deposits, deposits for Win-win Growth Cooperative loans and payment guarantee, are subject to withdrawal restrictions.

2	In the prior year, a portion of the equity instruments was classified as available-for-sale financial assets and held-to-maturity financial assets
3	As at December 31, 2018, MMW(Money Market Wrap) and MMT(Money Market Trust) amounting to ￦610,862 million is included in other financial assets.

Summary of Financial Assets at Fair Value Through Profit or Loss

Details of financial assets at fair value through profit or loss as at December 31, 2018 are as follows:

(In millions of Korean won)	December 31, 2018
Equity Instruments (Listed)		121
Equity Instruments (Unlisted)		62,911
Debt securities		714,653

Total		777,685
Less: non-current		(269,148)

Current	￦	508,537

Summary of Financial Assets at Fair Value Through Other Comprehensive Income

Details of financial asset at fair value through other comprehensive income as at December 31, 2018 are as follows:

(In millions of Korean won)	December 31, 2018
Equity Instruments (Listed)	￦	8,861
Equity Instruments (Unlisted)		310,387
Debt securities		6,909

Total		326,157
Less: non-current		(326,157)

Current	￦	—

Summary of Derivative Financial Assets and Liabilities

Derivatives used for hedge as at December 31, 2017 and 2018, are as follows:

	December 31, 2017				December 31, 2018
(In millions of Korean won)	Assets		Liabilities		Assets		Liabilities
Interest rate swap[1]	￦	—	￦	2,633	￦	—	￦	599
Currency swap[2]		7,389		81,300		29,843		54,074
Currency forwards[3]		—		9,838		—		2,635

Total		7,389		93,771		29,843		57,308
Less: non-current		(4,675)		(56,547)		(4,732)		(56,366)

Current	￦	2,714	￦	37,224	￦	25,111	￦	942

1	The interest rate swap contract is to hedge the risk of variability in future fair value of the bond.
2

The currency swap contract is to hedge the risk of variability in cash flow from the bond. In applying the cash flow hedge accounting, the Group hedges its exposures to cash flow fluctuation until September 7, 2034.

3	The currency forward contract is to hedge the risk of variability in cash flow from transactions in foreign currencies due to changes in foreign exchange rate.

Summary of Valuation Gains and Losses on Derivatives Contracts

The valuation gains and losses on the derivatives contracts for the years ended December 31, 2016, 2017 and 2018, are as follows:

(In millions of Korean won)	2016						2017						2018
Type of Transaction	Valuation gain		Valuation loss		Other comprehensive income[1]		Valuation gain		Valuation loss		Other comprehensive income[1]		Valuation gain		Valuation loss		Other comprehensive income[1]
Interest rate swap	￦	—	￦	148	￦	(142)	￦	38	￦	—	￦	637	￦	192	￦	—	￦	(488)
Currency swap		97,158		(10)		85,479		19		187,468		(146,752)		58,912		2,045		22,139
Currency forwards		12,278		—		146		—		22,114		(393)		7,201		—		—

Total	￦	109,436	￦	138	￦	85,483	￦	57	￦	209,582	￦	(146,508)	￦	66,305	￦	2,045	￦	21,651

1	The amounts before adjustments of deferred income tax directly reflected in equity and allocation to the non-controlling interest.

Summary of Financial Liabilities at Fair Value Through Profit or Loss

Details of financial liabilities at fair value through profit or loss as at December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	December 31, 2017		December 31, 2018
Financial liabilities at fair value through profit or loss
Derivative liabilities held for trading	￦	5,051	￦	7,758

Summary of Valuation Gain and Loss on Financial Liabilities at Fair Value Through Profit or Loss

The valuation gain and loss on financial liabilities at fair value through profit or loss for the years ended December 31, 2017 and 2018, are as follows:

(In millions of Korean won)	2017				2018
	Valuation gain		Valuation loss		Valuation gain		Valuation loss
Derivative liabilities held for trading	￦	—	￦	3,078	￦	—	￦	2,707